Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
Right-of-use assets (Note 4)	$ 2,419	$ 2,419	$ 2,742
Lease liability	$ 2,419	$ 2,419
Weighted average discount rate (as a percent)	2.30%	2.30%
Weighted average remaining lease term	3 years 7 months 6 days	3 years 7 months 6 days
Operating lease payments	$ 200	$ 400
Partnership's lease liabilities from leased-in equipment
2022 (excluding the six months ended June 30, 2022)	352	352
2023	703	703
2024	703	703
2025	703	703
2026	59	59
Total	2,520	2,520
Less imputed interest	101	101
Carrying value of operating lease liabilities	$ 2,419	$ 2,419